LOANS - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan portfolio to earning assets	74.00%	71.30%
Loan to value ratio	80.00%
Troubled debt restructurings, balance	$ 6,900,000	$ 6,800,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,039,840
Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Non- Accrual	$ 116,000	$ 92,000